Financial risk management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	$ 2,474	$ (924)	$ 6,233
10% decrease in future copper prices	(2,459)	$ 926	$ (7,618)
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	83,955
10% decrease in future copper prices	$ (83,955)